Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000222972 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000222972 [Member] | Vanguard Core Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000222972 [Member] | Vanguard Intermediate-Term Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000222972 [Member] | VanEck IG Floating Rate ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000222972 [Member] | Vanguard Emerging Markets Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000222972 [Member] | SPDR Portfolio Short Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000222972 [Member] | iShares 10-20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000222972 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000222972 [Member] | Allspring Core Plus Bond Fund - Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000222972 [Member] | Nuveen Emerging Markets Debt Fund - Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000222972 [Member] | Investment Companies E T Fs Sector [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
C000222972 [Member] | Mutual Fund Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
C000222972 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000222972 [Member] | Equity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	88.90%
C000222972 [Member] | Fixed Income Securities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000222972 [Member] | Commodity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000222972 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000229455 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000229455 [Member] | Vanguard Core Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000229455 [Member] | Vanguard Intermediate-Term Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229455 [Member] | VanEck IG Floating Rate ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229455 [Member] | Vanguard Emerging Markets Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229455 [Member] | SPDR Portfolio Short Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000229455 [Member] | iShares 10-20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000229455 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000229455 [Member] | Allspring Core Plus Bond Fund - Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000229455 [Member] | Nuveen Emerging Markets Debt Fund - Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229455 [Member] | Investment Companies E T Fs Sector [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
C000229455 [Member] | Mutual Fund Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
C000229455 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000229455 [Member] | Equity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000229455 [Member] | Fixed Income Securities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	88.90%
C000229455 [Member] | Commodity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000229455 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000222968 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000222968 [Member] | Vanguard Core Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000222968 [Member] | Vanguard Intermediate-Term Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000222968 [Member] | Vanguard Emerging Markets Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000222968 [Member] | SPDR Portfolio Short Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000222968 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000222968 [Member] | Allspring Core Plus Bond Fund - Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000222968 [Member] | Nuveen Emerging Markets Debt Fund - Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000222968 [Member] | Pacer Pacific Asset Floating Rate High Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000222968 [Member] | T Rowe Price Institutional Floating Rate Fund - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000222968 [Member] | Investment Companies E T Fs Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%
C000222968 [Member] | Mutual Fund Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.10%
C000222968 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000222968 [Member] | Equity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000222968 [Member] | Fixed Income Securities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	72.60%
C000222968 [Member] | Commodity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000222968 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000229451 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000229451 [Member] | Vanguard Core Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000229451 [Member] | Vanguard Intermediate-Term Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229451 [Member] | Vanguard Emerging Markets Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000229451 [Member] | SPDR Portfolio Short Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000229451 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000229451 [Member] | Allspring Core Plus Bond Fund - Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000229451 [Member] | Nuveen Emerging Markets Debt Fund - Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000229451 [Member] | Pacer Pacific Asset Floating Rate High Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229451 [Member] | T Rowe Price Institutional Floating Rate Fund - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229451 [Member] | Investment Companies E T Fs Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%
C000229451 [Member] | Mutual Fund Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.10%
C000229451 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000229451 [Member] | Equity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000229451 [Member] | Fixed Income Securities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	72.60%
C000229451 [Member] | Commodity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000229451 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000222969 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000222969 [Member] | Vanguard Core Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000222969 [Member] | Vanguard Intermediate-Term Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000222969 [Member] | VanEck IG Floating Rate ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000222969 [Member] | Vanguard Emerging Markets Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000222969 [Member] | SPDR Portfolio Short Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000222969 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000222969 [Member] | Dimensional Global Equity Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000222969 [Member] | New Perspective Fund - Class R-6 [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000222969 [Member] | SPDR Global Dow ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000222969 [Member] | Investment Companies E T Fs Sector [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000222969 [Member] | Mutual Fund Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.20%
C000222969 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000222969 [Member] | Equity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.10%
C000222969 [Member] | Fixed Income Securities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	55.20%
C000222969 [Member] | Commodity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000222969 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000229452 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000229452 [Member] | Vanguard Core Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229452 [Member] | Vanguard Intermediate-Term Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229452 [Member] | VanEck IG Floating Rate ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000229452 [Member] | Vanguard Emerging Markets Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000229452 [Member] | SPDR Portfolio Short Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229452 [Member] | Eaton Vance Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000229452 [Member] | Dimensional Global Equity Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229452 [Member] | New Perspective Fund - Class R-6 [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000229452 [Member] | SPDR Global Dow ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229452 [Member] | Investment Companies E T Fs Sector [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000229452 [Member] | Mutual Fund Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.20%
C000229452 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000229452 [Member] | Equity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.10%
C000229452 [Member] | Fixed Income Securities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	55.20%
C000229452 [Member] | Commodity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229452 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000222971 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000222971 [Member] | Vanguard Core Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000222971 [Member] | Vanguard Emerging Markets Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000222971 [Member] | Dimensional Global Equity Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000222971 [Member] | New Perspective Fund - Class R-6 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000222971 [Member] | SPDR Global Dow ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000222971 [Member] | Vanguard U.S. Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000222971 [Member] | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000222971 [Member] | iShares Russell Mid-Cap Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000222971 [Member] | DFA U.S. Vector Equity Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000222971 [Member] | Investment Companies E T Fs Sector [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000222971 [Member] | Mutual Fund Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%
C000222971 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000222971 [Member] | Equity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	61.30%
C000222971 [Member] | Fixed Income Securities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%
C000222971 [Member] | Commodity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000222971 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000229454 [Member] | Dodge & Cox Global Bond Fund - Class I [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000229454 [Member] | Vanguard Core Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000229454 [Member] | Vanguard Emerging Markets Bond Fund, Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000229454 [Member] | Dimensional Global Equity Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000229454 [Member] | New Perspective Fund - Class R-6 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000229454 [Member] | SPDR Global Dow ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000229454 [Member] | Vanguard U.S. Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000229454 [Member] | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229454 [Member] | iShares Russell Mid-Cap Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229454 [Member] | DFA U.S. Vector Equity Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000229454 [Member] | Investment Companies E T Fs Sector [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000229454 [Member] | Mutual Fund Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%
C000229454 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000229454 [Member] | Equity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	61.30%
C000229454 [Member] | Fixed Income Securities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%
C000229454 [Member] | Commodity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000229454 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000222970 [Member] | Dimensional Global Equity Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000222970 [Member] | New Perspective Fund - Class R-6 [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000222970 [Member] | SPDR Global Dow ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000222970 [Member] | Vanguard U.S. Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000222970 [Member] | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000222970 [Member] | iShares Russell Mid-Cap Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000222970 [Member] | DFA U.S. Vector Equity Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000222970 [Member] | Vanguard Strategic Equity Fund - Class Investor [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000222970 [Member] | Nuveen Large Cap Growth Index Fund - Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000222970 [Member] | Schwab U.S. Large-Cap Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000222970 [Member] | C000222967 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000222970 [Member] | Investment Companies E T Fs Sector [Member]
Holdings [Line Items]
Percent of Total Investments	60.90%
C000222970 [Member] | Mutual Fund Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%
C000222970 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000222970 [Member] | Equity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	77.60%
C000222970 [Member] | Fixed Income Securities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000222970 [Member] | Commodity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000222970 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000229453 [Member] | Dimensional Global Equity Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000229453 [Member] | New Perspective Fund - Class R-6 [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000229453 [Member] | SPDR Global Dow ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229453 [Member] | Vanguard U.S. Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000229453 [Member] | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000229453 [Member] | iShares Russell Mid-Cap Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229453 [Member] | DFA U.S. Vector Equity Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000229453 [Member] | Vanguard Strategic Equity Fund - Class Investor [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000229453 [Member] | Nuveen Large Cap Growth Index Fund - Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000229453 [Member] | Schwab U.S. Large-Cap Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229453 [Member] | Investment Companies E T Fs Sector [Member]
Holdings [Line Items]
Percent of Total Investments	60.90%
C000229453 [Member] | Mutual Fund Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%
C000229453 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000229453 [Member] | Equity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	77.60%
C000229453 [Member] | Fixed Income Securities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000229453 [Member] | Commodity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000229453 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000222967 [Member] | Dimensional Global Equity Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000222967 [Member] | New Perspective Fund - Class R-6 [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000222967 [Member] | SPDR Global Dow ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000222967 [Member] | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000222967 [Member] | iShares Russell Mid-Cap Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000222967 [Member] | DFA U.S. Vector Equity Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000222967 [Member] | Vanguard Strategic Equity Fund - Class Investor [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000222967 [Member] | Nuveen Large Cap Growth Index Fund - Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000222967 [Member] | Vanguard Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000222967 [Member] | Investment Companies E T Fs Sector [Member]
Holdings [Line Items]
Percent of Total Investments	63.00%
C000222967 [Member] | Mutual Fund Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000222967 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000222967 [Member] | Equity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	90.20%
C000222967 [Member] | Fixed Income Securities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000222967 [Member] | Commodity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000222967 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000229450 [Member] | Dimensional Global Equity Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000229450 [Member] | New Perspective Fund - Class R-6 [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000229450 [Member] | SPDR Global Dow ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000229450 [Member] | Vanguard U.S. Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000229450 [Member] | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000229450 [Member] | iShares Russell Mid-Cap Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000229450 [Member] | DFA U.S. Vector Equity Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000229450 [Member] | Vanguard Strategic Equity Fund - Class Investor [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229450 [Member] | Nuveen Large Cap Growth Index Fund - Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000229450 [Member] | Vanguard Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000229450 [Member] | Investment Companies E T Fs Sector [Member]
Holdings [Line Items]
Percent of Total Investments	63.00%
C000229450 [Member] | Mutual Fund Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000229450 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000229450 [Member] | Equity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	90.20%
C000229450 [Member] | Fixed Income Securities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229450 [Member] | Commodity Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000229450 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%